Employee benefits (Details 8) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension costs
Pension plan based on multi-employer union plan	€ 34,525	€ 31,819	€ 29,643
Pension plans based on defined contribution	15,773	14,128	10,950
Pension and retirement expenses	€ 50,298	€ 45,947	€ 40,593